Stockholder's Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the year ended December 31, 2017 (Successor Company):

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC and VOBA	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income
Balance as of January 1, 2017	$137.6	$(0.2)	$(14.0)	$17.7	$141.1
Other comprehensive income (loss) before reclassifications, net of taxes (1)	432.9	(0.1)	(52.7)	(44.5)	335.6
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	0.1	0.1
Foreign currency swaps	—	—	—	(2.7)	(2.7)
Net realized (gains) losses	(32.9)	—	16.6	7.8	(8.5)
Total provision (benefit) for income taxes	11.5	—	(5.8)	(1.8)	3.9
Total reclassifications from AOCI, net of taxes	(21.4)	—	10.8	3.4	(7.2)
Other comprehensive income (loss) after reclassifications	411.5	(0.1)	(41.9)	(41.1)	328.4
Adoption of new accounting standard (3)	93.6	—	(7.7)	(4.3)	81.6
Balance as of December 31, 2017	$642.7	$(0.3)	$(63.6)	$(27.7)	$551.1
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $201.9, $0.0, $(22.8), $(23.0), and $156.1, respectively, for the year ended December 31, 2017. Tax effects in OCI are calculated based on the applicable enacted tax rate at the time gains (losses) are incurred.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.

(3)	Accounting Standards Update No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. Refer to Note 2 for further discussion.
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the period February 1 to December 31, 2016 (Successor Company):

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC and VOBA	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income
Balance as of February 1, 2016	$—	$—	$—	$—	$—
Other comprehensive income (loss) before reclassifications, net of taxes (1)	128.6	(0.3)	(11.5)	28.3	145.1
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(6.6)	(6.6)
Foreign currency swaps	—	—	—	(9.0)	(9.0)
Net realized (gains) losses	13.8	0.1	(3.7)	(0.8)	9.4
Total provision (benefit) for income taxes	(4.8)	—	1.2	5.8	2.2
Total reclassifications from AOCI, net of taxes	9.0	0.1	(2.5)	(10.6)	(4.0)
Other comprehensive income (loss) after reclassifications	137.6	(0.2)	(14.0)	17.7	141.1
Balance as of December 31, 2016	$137.6	$(0.2)	$(14.0)	$17.7	$141.1
___________________

(1)	Other comprehensive income (loss) before reclassifications is net of taxes of $69.3, $(0.1), $(6.3), $15.3, and $78.2, respectively, for the period February 1 to December 31, 2016.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.

The following table summarizes the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the period January 1 to January 31, 2016 (Predecessor Company):

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income
Balance as of January 1, 2016	$521.7	$(17.7)	$(28.1)	$42.2	$518.1
Other comprehensive income (loss) before reclassifications, net of taxes (1)	111.6	—	(24.7)	26.2	113.1
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(0.6)	(0.6)
Foreign currency swaps	—	—	—	(1.0)	(1.0)
Net realized (gains) losses	2.6	—	0.5	—	3.1
Total provision (benefit) for income taxes	(0.9)	—	(0.2)	0.6	(0.5)
Total reclassifications from AOCI, net of taxes	1.7	—	0.3	(1.0)	1.0
Other comprehensive income (loss) after reclassifications	113.3	—	(24.4)	25.2	114.1
Balance as of January 31, 2016	$635.0	$(17.7)	$(52.5)	$67.4	$632.2
___________________

(1)	Other comprehensive income (loss) before reclassifications is net of taxes of $60.1, $0.0, $(13.3), $14.2, and $61.0, respectively, for the period January 1 to January 31, 2016.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.

The following table summarizes the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the year ended December 31, 2015 (Predecessor Company):

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income
Balance as of January 1, 2015	$1,127.8	$(13.5)	$(131.4)	$6.5	$989.4
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(641.2)	(11.4)	108.0	42.3	(502.3)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(4.6)	(4.6)
Foreign currency swaps	—	—	—	(5.5)	(5.5)
Net realized (gains) losses	54.0	11.1	(7.2)	—	57.9
Total provision (benefit) for income taxes	(18.9)	(3.9)	2.5	3.5	(16.8)
Total reclassifications from AOCI, net of taxes	35.1	7.2	(4.7)	(6.6)	31.0
Other comprehensive income (loss) after reclassifications	(606.1)	(4.2)	103.3	35.7	(471.3)
Balance as of December 31, 2015	$521.7	$(17.7)	$(28.1)	$42.2	$518.1
___________________

(1)	Other comprehensive income (loss) before reclassifications is net of taxes of $(345.3), $(6.1), $58.2, $22.8, and $(270.4), respectively, for the year ended December 31, 2015.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.

The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the six months ended June 30, 2018:

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC and VOBA	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
Balance as of January 1, 2018	$642.7	$(0.3)	$(63.6)	$(27.7)	$551.1
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(847.5)	—	144.3	(8.3)	(711.5)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	1.7	1.7
Foreign currency swaps	—	—	—	(3.1)	(3.1)
Net realized (gains) losses	9.5	—	7.2	5.2	21.9
Total provision (benefit) for income taxes	(2.0)	—	(1.5)	(0.8)	(4.3)
Total reclassifications from AOCI, net of taxes	7.5	—	5.7	3.0	16.2
Other comprehensive income (loss) after reclassifications	(840.0)	—	150.0	(5.3)	(695.3)
Adoption of new accounting standard (3)	(114.3)	—	—	—	(114.3)
Balance as of June 30, 2018	$(311.6)	$(0.3)	$86.4	$(33.0)	$(258.5)
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $(225.3), $0.0, $38.4, $(2.2), and $(189.1), respectively, for the six months ended June 30, 2018. Tax effects in OCI are calculated based on the applicable enacted tax rate at the time gains (losses) are incurred.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.

(3)	Accounting Standards Update No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities. Refer to Note 2 for further discussion.
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the six months ended June 30, 2017:

	Net Unrealized Gains (Losses) on Available-for- sale Securities	OTTI on Fixed Maturities not related to Credit Losses (2)	Adjustment for DAC and VOBA	Net Gains (Losses) on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
Balance as of January 1, 2017	$137.6	$(0.2)	$(14.0)	$17.7	$141.1
Other comprehensive income (loss) before reclassifications, net of taxes (1)	333.5	—	(53.5)	(14.7)	265.3
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(3.2)	(3.2)
Foreign currency swaps	—	—	—	(4.7)	(4.7)
Net realized (gains) losses	(28.9)	—	1.1	9.4	(18.4)
Total provision (benefit) for income taxes	10.1	—	(0.4)	(0.5)	9.2
Total reclassifications from AOCI, net of taxes	(18.8)	—	0.7	1.0	(17.1)
Other comprehensive income (loss) after reclassifications	314.7	—	(52.8)	(13.7)	248.2
Balance as of June 30, 2017	$452.3	$(0.2)	$(66.8)	$4.0	$389.3
___________________

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $179.6, $0.0, $(28.8), $(7.9), and $142.9, respectively, for the six months ended June 30, 2017. Tax effects in OCI are calculated based on the applicable enacted tax rate at the time gains (losses) are incurred.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income.